Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-4

Collection Period	09/01/15-09/30/15
Determination Date	10/9/2015
Distribution Date	10/15/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$870,349,911.15
2.	Collections allocable to Principal		$28,214,982.25
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,789,035.75
5.	Pool Balance on the close of the last day of the related Collection Period		$840,345,893.15
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		53,679
7.	Initial Pool Balance		$1,165,000,005.66
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$187,119,821.02	$166,054,823.93
	c. Class A-2b Floating Rate Note Balance	$79,405,090.10	$70,466,069.19
	d. Class A-3 Note Balance	$406,000,000.00	$406,000,000.00
	e. Class A-4 Note Balance	$116,900,000.00	$116,900,000.00
	f. Class B Note Balance	$29,100,000.00	$29,100,000.00
	g. Class C Note Balance	$27,400,000.00	$27,400,000.00
	h. Class D Note Balance	$18,600,000.00	$18,600,000.00
	i. Note Balance (sum a - h)	$864,524,911.12	$834,520,893.12
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.6904790	0.6127484
	c. Class A-2b Floating Rate Note Pool Factor	0.6904790	0.6127484
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7420815	0.7163269
10.	Overcollateralization Target Amount		$5,825,000.03
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,825,000.03
12.	Weighted Average Coupon	%	6.90%
13.	Weighted Average Original Term (months)	months	65.48
14.	Weighted Average Remaining Term (months)	months	51.86
15.	1-Month LIBOR for the accrual period ending 10/15/15		0.20655%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 10/15/15		0.47655%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,048,132.41
	b. Liquidation Proceeds allocable to Finance Charge		$649.32
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,048,781.73
18.	Principal:
	a. Collections allocable to Principal		$28,214,982.25
	b. Liquidation Proceeds allocable to Principal		$649,680.85
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,864,663.10
19.	Total Finance Charge and Principal Collections (17d + 18d)		$33,913,444.83
20.	Interest Income from Collection Account		$3,436.94
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$33,916,881.77

Available Funds
23.	Available Collections	$33,916,881.77
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$33,916,881.77
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$725,291.59
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$725,291.59
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$104,475.23
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$104,475.23
	i. Class A-2b Monthly Interest	$31,533.75
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$31,533.75
	m. Class A-3 Monthly Interest	$422,916.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$422,916.67
	m. Class A-4 Monthly Interest	$176,324.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$176,324.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$53,350.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$53,350.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$55,713.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$55,713.33
34.	Tertiary Principal Distributable Amount	$5,579,017.97
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,120.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,120.00

36.	Quaternary Principal Distributable Amount	$18,600,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$25,795,742.71
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,825,000.03
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,048,781.73
	b. Total Daily Deposits of Principal Collections	$28,864,663.10
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$3,436.94
	e. Total Deposits to Collection Account (sum a - d)	$33,916,881.77
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$725,291.59
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$30,895,451.15
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,296,139.03
	f. Total Withdrawals from Collection Account (sum a - e)	$33,916,881.77
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$104,475.23
	c. Class A-2b Interest Distribution	$31,533.75
	d. Class A-3 Interest Distribution	$422,916.67
	e. Class A-4 Interest Distribution	$176,324.17
	f. Class B Interest Distribution	$53,350.00
	g. Class C Interest Distribution	$55,713.33
	h. Class D Interest Distribution	$47,120.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$21,064,997.09
	k. Class A-2b Principal Distribution	$8,939,020.91
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$30,895,451.15
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$21,169,472.32
	c. Class A-2b Distribution	$8,970,554.66
	d. Class A-3 Distribution	$422,916.67
	e. Class A-4 Distribution	$176,324.17
	f. Class B Distribution	$53,350.00
	g. Class C Distribution	$55,713.33
	h. Class D Distribution	$47,120.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$30,895,451.15

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,296,139.03
	b. Reserve Account surplus (Ln 57)	$341.44
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,296,480.47
48.	Withdrawals
	a. Certificateholder Distribution	$2,296,480.47
	b. Total Withdrawals from Certificate Payment Account	$2,296,480.47
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,912,500.01	$2,912,500.01
	b. Note Balance	$834,520,893.12
50.	Required Reserve Account Amount	$2,912,500.01
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,912,500.01
52.	Investment Earnings	$341.44
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,912,841.45
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$341.44
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,912,500.01
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$725,291.59
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$30,895,451.15
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,296,139.03
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$341.44
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$21,169,472.32
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$8,970,554.66
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$422,916.67
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$176,324.17
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$53,350.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$55,713.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,120.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,296,480.47

Net Loss and Delinquency Activity
75.	Net Losses with respect to preceding Collection Period		$1,138,705.58
76.	Cumulative Net Losses		$6,025,166.25
77.	Cumulative Net Loss Percentage		0.5172%
		Number of Loans	Principal Balance
78.	Delinquency Analysis
	a. 31 to 60 days past due	879	$15,031,188.88
	b. 61 to 90 days past due	328	$5,601,749.62
	c. 91 or more days past due	116	$1,982,206.52
	d. Total Past Due (sum a - c)	1,323	$22,615,145.02
Servicer Covenant
79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,264,585,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer